Nature of operations	12 Months Ended
Mar. 31, 2016
Nature of operations

1. Nature of operations:

NTT DOCOMO, INC. and subsidiaries (“DOCOMO”) is a joint stock corporation that was incorporated under the laws of Japan in August 1991 as the wireless telecommunications arm of NIPPON TELEGRAPH AND TELEPHONE CORPORATION (“NTT”). NTT, 35.21% of which is owned by the Japanese government, owns 62.37% of NTT DOCOMO, INC.’s issued stock and 65.66% of NTT DOCOMO, INC.’s voting stock outstanding as of March 31, 2016.

DOCOMO mainly provides its subscribers with mobile communications services such as LTE(Xi) services and FOMA services. In addition, DOCOMO sells handsets and related equipment primarily to agent resellers who in turn sell such equipment to subscribers.